Turnover and Segment Information - Segment Profit and Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment profit
Operating profit	£ 6,201	£ 7,783	£ 6,961
Finance income	28	44	98
Finance costs	(784)	(892)	(912)
Loss on disposal of interest in associates	(36)
Share of after tax profits of associates and joint ventures	33	33	74
Profit before taxation	5,442	6,968	6,221
Taxation	(346)	(580)	(953)
Profit after taxation for the year	5,096	6,388	5,268
Depreciation and amortisation by segment
Total depreciation and amortisation	2,376	2,351	2,334
PP&E, intangible asset and goodwill impairment by segment
Total impairment	576	814	826
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(48)	(72)	(25)
Net operating assets	39,613	40,555
Net debt	(19,838)	(20,780)
Investments in associates and joint ventures	88	364
Derivative financial instruments	(22)	(74)
Current and deferred taxation	1,479	637
Assets held for sale (excluding cash and cash equivalents)	22	106
Net assets	21,342	20,808
Operating Segments [member]
Segment profit
Operating profit	9,176	9,111	9,435
Depreciation and amortisation by segment
Total depreciation and amortisation	1,520	1,494	1,478
PP&E, intangible asset and goodwill impairment by segment
Total impairment	97	129	186
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(10)	(18)	(7)
Net operating assets	37,260	38,305
Corporate and Other Unallocated [member]
Segment profit
Operating profit	(370)	(205)	(463)
Depreciation and amortisation by segment
Total depreciation and amortisation	54	82	79
PP&E, intangible asset and goodwill impairment by segment
Total impairment	63	5	19
PP&E and intangible asset impairment reversals by segment
Total impairment reversals		(1)	(3)
Net operating assets	2,353	2,250
Other Reconciling Items between Segment Profit and Operating Profit [member]
Segment profit
Operating profit	(2,605)	(1,123)	(2,011)
Depreciation and amortisation by segment
Total depreciation and amortisation	802	775	777
PP&E, intangible asset and goodwill impairment by segment
Total impairment	416	680	621
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(38)	(53)	(15)
Pharmaceuticals [member] | Operating Segments [member]
Segment profit
Operating profit	8,170	7,723	7,964
Depreciation and amortisation by segment
Total depreciation and amortisation	553	557	606
PP&E, intangible asset and goodwill impairment by segment
Total impairment	11	38	137
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(5)	(12)	(6)
Net operating assets	(149)	789
Pharmaceuticals Research and Development [member] | Operating Segments [member]
Segment profit
Operating profit	(3,489)	(3,538)	(3,369)
Depreciation and amortisation by segment
Total depreciation and amortisation	325	298	230
PP&E, intangible asset and goodwill impairment by segment
Total impairment	54	37	16
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(2)	(4)
Net operating assets	3,795	3,345
Pharmaceuticals Including Research and Development [member] | Operating Segments [member]
Segment profit
Operating profit	4,681	4,185	4,595
Depreciation and amortisation by segment
Total depreciation and amortisation	878	855	836
PP&E, intangible asset and goodwill impairment by segment
Total impairment	65	75	153
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(7)	(16)	(6)
Net operating assets	3,646	4,134
Vaccines [member] | Operating Segments [member]
Segment profit
Operating profit	2,256	2,713	2,966
Depreciation and amortisation by segment
Total depreciation and amortisation	416	404	418
PP&E, intangible asset and goodwill impairment by segment
Total impairment	20	49	33
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(3)	(2)	(1)
Net operating assets	8,429	8,995
Consumer Healthcare [member] | Operating Segments [member]
Segment profit
Operating profit	2,239	2,213	1,874
Depreciation and amortisation by segment
Total depreciation and amortisation	226	235	£ 224
PP&E, intangible asset and goodwill impairment by segment
Total impairment	12	5
PP&E and intangible asset impairment reversals by segment
Net operating assets	£ 25,185	£ 25,176